 UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

 FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number: 811-05631

 Lee Financial Mutual Fund, Inc.
 (Exact name of registrant as specified in charter)

 3113 Olu Street
 Honolulu, HI 96816
 (Address of principal executive offices) (Zip code)

Nancy P. O’Hara
 Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA 19103-6996
 (Name and address of agent for service)

 Registrant's telephone number, including area code: 808-988-8088

 Date of fiscal year end: September 30

 Date of reporting period: June 30, 2017

Item 1.  Proxy Voting Record

******************************* FORM N-PX REPORT ************************

ICA File Number: 811-05631
Reporting Period: 07/01/2016 - 06/30/2017
Lee Financial Mutual Fund, Inc.

============================ Hawaii Municipal Fund ======================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========================= Lee Financial Tactical Fund ===================

THE DOW CHEMICAL COMPANY

Ticker:       DOW            Security ID:  260543103
Meeting Date: JUL 20, 2016   Meeting Type: Special
Record Date:  JUN 02, 2016

#     Proposal                             Mgt Rec   Vote Cast   Sponsor
1     Approve Merger Agreement             For       For         Management
2     Adjourn Meeting                      For       For         Management
3     Advisory Vote on Golden Parachutes   For       For         Management

========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Lee Financial Mutual Fund, Inc.

By (Signature and Title)  /s/ Terrence K.H. Lee
                          Terrence K.H. Lee, President and CEO

Date   August 3, 2017